SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of cash, cash equivalents and restricted cash

	For the year ended December 31,
	2019	2020	2021	2021
				US$
	RMB	RMB	RMB	Note 2(e)

Cash, cash equivalents and restricted cash at beginning of the year
Including:
Cash, cash equivalents at beginning of the year	2,611,345	553,140	866,113	135,912
Restricted cash at beginning of the year	1,471	7,958	56,269	8,829
Total	2,612,816	561,098	922,382	144,741
Cash, cash equivalents and restricted cash at end of the year
Including:
Cash, cash equivalents at end of the year	553,140	866,113	1,060,969	166,489
Restricted cash at end of the year	7,958	56,269	35,702	5,602
Total	561,098	922,382	1,096,671	172,091

Schedule of estimated useful lives of property and equipment

Category	Estimated useful lives
Warehouse cabinet and equipment	2-5 years
Office furniture and electronic equipment	3-5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of identifiable intangible assets
Category	Estimated useful lives
Software and others	3-10 years

Schedule of disaggregation of the group's revenue

	For the year ended December 31,
	2020	2021	2021
	RMB	RMB	USD
Sales of products (formerly known as Sales of products through online platforms)	5,999,675	6,786,056	1,064,882
Other revenues	130,762	165,479	25,966
Total net revenues	6,130,437	6,951,535	1,090,848